Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation

A summary of option activity under the stock option plans as of and for the years ended December 31, 2015, 2014 and 2013 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2013	2,726,400	¥4,247	1.6	¥37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	4,245	1.0	28
Exercised	(67,200)	3,287
Forfeited/Expired	(728,400)	4,869

Outstanding at December 31, 2014	1,861,800	4,036	0.7	248
Exercised	(249,600)	3,311
Forfeited/Expired	(316,200)	3,678

Outstanding at December 31, 2015	1,296,000	¥4,263	0.4	¥—

Exercisable at December 31, 2015	1,296,000	¥4,263	0.4	¥—